Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest expenses	£ 19	£ 28	£ 43
Land and buildings [member]
IfrsStatementLineItems [Line Items]
At 1 January	464	624	766
Interest expenses	19	28	36
Lease payments	(186)	(188)	(178)
At 31 December	£ 297	£ 464	£ 624